Long-term Debt, Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 255,077	$ 199,536
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Long-term debt	133,920	117,791
Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	105,636	90,218
Long-term debt	105,636
Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	26,794	25,758
Long-term debt	26,794
Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	1,652	1,678
Long-term debt	1,652
Wells Fargo & Company [Member] | Long-Term Debt Parent [Member]
Debt Instrument [Line Items]
Long-term debt	134,082	117,654
Wells Fargo Bank, N.A. and other bank entities [Member]
Debt Instrument [Line Items]
Long-term debt	116,419	77,024
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	93,393	50,120
Long-term debt	93,393
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	6,667	8,916
Long-term debt	6,667
Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	332	322
Long-term debt	$ 332
Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2051
Other Long-Term Debt	$ 12,333	16,365
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	4,576	4,858
Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	4,347	4,629
Long-term debt	4,347
Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	155	155
Long-term debt	$ 155
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2018
Other Long-Term Debt	$ 74	74
Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Notes Issued by Parent At Discount [Member]
Debt Instrument [Line Items]
Subordinated Notes	135	137
Debt Issuance Costs, Gross	2
Affiliate Related Deferred Finance Costs, Gross	$ 299
Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2045
Senior Notes	$ 79,767	68,604
Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2046
Subordinated Notes	$ 26,794	25,119
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2019
Senior Notes	$ 7,758	0
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2038
Subordinated Notes	$ 6,500	7,927
Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2020
Maturity date(s) End	Dec. 31, 2047
Other Long-Term Debt	$ 371	456
Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2023
Senior Notes	$ 4,346	4,628
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2048
Senior Notes	$ 19,011	15,942
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start
Maturity date(s) End
Subordinated Notes	$ 0	639
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Junior Subordinated Notes	$ 290	280
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2053
Senior Notes	$ 7,168	6,694
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2017
Subordinated Notes	$ 167	989
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Junior Subordinated Notes	$ 332	322
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2047
Other Long-Term Debt	$ 3,323	845
Floating-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Junior Subordinated Notes	$ 155	155
Structured Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2056
Senior Notes	$ 6,858	5,672
Structured Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2025
Senior Notes	$ 1,238	1
Structured Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2021
Maturity date(s) End	Dec. 31, 2021
Senior Notes	$ 1	1
Fixed-rate notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2029
Maturity date(s) End	Dec. 31, 2036
Junior Subordinated Notes	$ 1,362	1,398
Floating-rate extendible notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2017
Senior Notes	$ 68	6,315
Fixed-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2031
Senior Notes	$ 79	102
Floating-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2021
Senior Notes	$ 77,075	37,000
Capital Leases [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2017
Maturity date(s) End	Dec. 31, 2025
Senior Notes	$ 7	$ 8
Minimum [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.201%
Minimum [Member] | Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.00%
Minimum [Member] | Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.375%
Minimum [Member] | Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.45%
Minimum [Member] | Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.65%
Minimum [Member] | Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	5.25%
Minimum [Member] | Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.00%
Minimum [Member] | Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.774%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.108%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.00%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.38%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.626%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.273%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.476%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.77%
Minimum [Member] | Floating-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.387%
Minimum [Member] | Structured Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.00%
Minimum [Member] | Structured Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.50%
Minimum [Member] | Structured Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.00%
Minimum [Member] | Fixed-rate notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	5.95%
Minimum [Member] | Floating-rate extendible notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.133%
Minimum [Member] | Fixed-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.83%
Minimum [Member] | Floating-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.62%
Minimum [Member] | Capital Leases [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.045%
Maximum [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	9.20%
Maximum [Member] | Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.94%
Maximum [Member] | Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	6.75%
Maximum [Member] | Fixed Rate Notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.574%
Maximum [Member] | Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.15%
Maximum [Member] | Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.74%
Maximum [Member] | Fixed Rate Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.00%
Maximum [Member] | Fixed Rate Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.46%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.075%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.88%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.622%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.135%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.53%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	17.781%
Maximum [Member] | Structured Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	5.00%
Maximum [Member] | Structured Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	8.50%
Maximum [Member] | Structured Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.16%
Maximum [Member] | Fixed-rate notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.95%
Maximum [Member] | Floating-rate extendible notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.187%
Maximum [Member] | Fixed-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.50%
Maximum [Member] | Floating-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.325%
Maximum [Member] | Capital Leases [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	17.775%